SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. Fly directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, the Company consolidates a Variable Interest Entity (“VIE”). Fly is deemed the primary beneficiary when it has both the power to direct the activities of the VIE that most significantly impact the economic performance of such VIE, and it bears the significant risk of loss and participates in gains of the VIE. All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company’s interim financial statements reflect all normally recurring adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, the Company’s interim financial statements should be read in conjunction with its Annual Report on Form 20-F for the year ended December 31, 2019, filed with the SEC on February 28, 2020 (the “2019 Annual Report”). The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of those for a full fiscal year.

The Company has one operating and reportable segment which is aircraft and aircraft equipment leasing.

Certain amounts in prior period consolidated financial statements have been reclassified to conform to the current period presentation.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets, liabilities and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could differ from those estimates.

RISKS AND UNCERTAINTIES

The Company encounters several types of risk in the course of its business, including credit, market, aviation industry and capital market risks. Credit risk addresses a lessee’s or derivative counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company’s credit facilities. Aviation industry risk is the risk of a downturn in the commercial aviation industry, as a result of global, regional or industry-specific factors, which could adversely impact a lessee’s ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s aircraft and aircraft equipment. Capital market risk is the risk that the Company is unable to obtain capital at reasonable rates to fund the growth of its business or to refinance existing credit facilities.

COVID-19 PANDEMIC

On January 30, 2020, the spread of COVID-19 was declared a Public Health Emergency of International Concern by the World Health Organization (“WHO”), and on March 11, 2020, the WHO characterized the COVID-19 outbreak as a pandemic. The COVID-19 pandemic and the measures that governments and private parties have implemented in response to the pandemic have caused significant economic disruption and have had, and are likely to continue to have, a material adverse effect on the demand for worldwide air travel, the airline industry and demand for commercial jet aircraft globally, all of which could have a material and adverse effect on the Company’s business, results of operations, financial condition, cash flows and growth prospects. The Company is unable to predict how long these conditions will persist especially in light of the resurgence of COVID-19 in certain countries, what additional measures may be introduced by governments or private parties to reduce the spread of COVID-19 or what effect any such additional measures may have on the airline industry, the Company’s lessees and its business. The longer the COVID-19 pandemic persists, the more material the ultimate effects are likely to be.

NEW ACCOUNTING PRONOUNCEMENTS

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which amends its guidance on the impairment of financial instruments. The standard adds to U.S. GAAP an impairment model, known as the current expected credit loss model, that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes its estimate of lifetime expected credit losses as an allowance for most financial assets measured at amortized cost and certain other instruments, including trade and other receivables, investment in finance leases and off-balance sheet credit exposures. ASU 2016-13 does not apply to operating lease receivables. The FASB believes the new accounting standard will result in more timely recognition of losses. The standard is applied on a modified retrospective approach. The Company adopted the guidance effective January 1, 2020. The adoption of the standard did not have a material effect on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the following disclosure requirements from Topic 820:

●	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;

●	The policy for timing of transfers between levels; and

●	The valuation processes for Level 3 fair value measurements.

The following disclosure requirements were added to Topic 820:

●	The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements at the end of the reporting period; and

●	The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements.

The Company adopted ASU 2018-13 effective January 1, 2020. The adoption of the standard did not have a material effect on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Modifications of contracts within the scope of Topics 310, Receivables, and 470, Debt, should be accounted for by prospectively adjusting the effective interest rate. Modifications of contracts within the scope of Topics 840, Leases, and 842, Leases, should be accounted for as a continuation of the existing contracts with no reassessments of the lease classification and the discount rate (for example, the incremental borrowing rate) or remeasurements of lease payments that otherwise would be required under those Topics for modifications not accounted for as separate contracts. Modifications of contracts do not require an entity to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract under Subtopic 815-15, Derivatives and Hedging—Embedded Derivatives. Entities electing to utilize expedients are required to disclose the nature of and reason for their elections to apply expedients in each interim and annual financial statement period in the fiscal year of adoption. The optional amendments are available for all entities from March 12, 2020 through December 31, 2022. The Company has elected to apply the hedge accounting expedients effective April 1, 2020. The election did not have a material effect on the Company’s consolidated financial statements. The Company will continue to evaluate the impact of the guidance and may apply other elections as applicable.

In April 2020, the FASB issued a question-and-answer document regarding accounting for lease concessions related to the effects of the COVID-19 pandemic. The document provides that a company may elect to account for lease concessions as if those concessions existed regardless of whether the enforceable rights and obligations for the concessions explicitly exist in the contract. Consequently, an entity will not have to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the lease modification guidance under Leases ASC 842, to those contracts. This election is available for concessions that result in the total payments required by the modified contract being substantially the same as or less than total payments required by the original contract. Both lessees and lessors may make this election. The Company has elected to apply the relief related to lease concessions effective April 1, 2020. The election did not have a material effect on the Company’s consolidated financial statements. The Company will continue to evaluate the question-and-answer document and may apply other elections as applicable.